FORM 13F
FORM 13F COVER PAGE

Report for Quarter Ended:  June 30, 2003

T & M Asset Management LLC.
3636 Euclid Avenue, Suite 3000
Cleveland, OH  44115

13F File Number:  028-10436

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title:  Senior Managing Director
Phone:  216-431-3833
Signature, Place and Date of Signing:

	Kenneth J. Coleman Cleveland, OH  July 29, 2003

Report Type:  13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total(x$1000):  $611
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MBNA Corp.                     COM              55262l100      242    11625 SH       SOLE                    11625
Microsoft Corp. Com            COM              594918104      201     7844 SH       SOLE                     7844
Nokia                          COM              654902204      168    10225 SH       SOLE                    10225